S000044833 [Member] Investment Risks - DoubleLine Low Duration Emerging Markets Fixed Income Fund	Mar. 31, 2026
cash position risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	cash position risk: the risk that to the extent that the Fund holds assets in cash, cash equivalents, and other short-term investments, the ability of the Fund to meet its objective may be limited.

counterparty risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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counterparty risk: the risk that the Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments entered into by the Fund; that the Fund’s counterparty will be unable or unwilling to perform its obligations; that the Fund will be unable to enforce contractual remedies if its counterparty defaults; that if a counterparty (or an affiliate of a counterparty) becomes bankrupt, the Fund may experience significant delays in obtaining any recovery or may obtain limited or no recovery in a bankruptcy or other insolvency proceeding. To the extent that the Fund enters into multiple transactions with a single or a small set of counterparties, it will be subject to increased counterparty risk.

debt securities risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•	debt securities risks:
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credit risk: the risk that an issuer, counterparty or other obligor to the Fund will fail to pay its obligations to the Fund when they are due, which may reduce the Fund’s income and/or reduce, in whole or in part, the value of the Fund’s investment. Actual or perceived changes in the financial condition of an obligor, changes in economic, social or political conditions that affect a particular type of security, instrument, or obligor, and changes in economic, social or political conditions generally can increase the risk of default by an obligor, which can affect a security’s or other instrument’s credit quality or value and an obligor’s ability to honor its obligations when due. The values of lower-quality debt securities (including debt securities commonly known as “high yield” securities or “junk bonds”), including floating rate loans, tend to be particularly sensitive to these changes. Certain debt securities in the lowest investment grade category also may be considered to possess some speculative characteristics by certain rating agencies. The values of securities or instruments also may decline for a number of other reasons that relate directly to the obligor, such as management performance, financial leverage, and reduced demand for the obligor’s goods and services, as well as the historical and prospective earnings of the obligor and the value of its assets.

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extension risk: the risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

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interest rate risk: the risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration. Bonds and other debt instruments typically have a positive duration. The value of a debt instrument with positive duration will generally decline if interest rates increase. Certain other investments, such as inverse floaters and certain derivative instruments, may have a negative duration. The value of instruments with a negative duration will generally decline if interest rates decrease. Inverse floaters, interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. Inflationary price movements may cause the fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. Fiscal, economic, monetary or other government policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Further, in market environments where interest rates are rising, issuers may be less willing or able to make principal and interest payments on fixed-income investments when due.

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prepayment risk: the risk that the issuer of a debt security, including floating rate loans and mortgage-related securities, repays all or a portion of the principal prior to the security’s maturity. In times of declining interest rates, there is a greater likelihood that the Fund’s higher yielding securities will be pre-paid with the Fund being unable to reinvest the proceeds in an investment with as great a yield. Prepayments can therefore result in lower yields to shareholders of the Fund.

defaulted securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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defaulted securities risk: the significant risk of the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or similar proceedings). Such investments entail high risk and have speculative characteristics.

derivatives risks [Member]
Prospectus [Line Items]
Risk [Text Block]
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derivatives risk: the risk that an investment in derivatives will not perform as anticipated by the Adviser, may not be available at the time or price desired, cannot be closed out at a favorable time or price, will increase the Fund’s transaction costs, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely or at all with that of the cash investment; that the positions may be improperly executed or constructed; that the Fund’s counterparty will be unable or unwilling to perform its obligations; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

emerging market country risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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emerging market country risk: the risk that investing in emerging markets, as compared to foreign developed markets, increases the likelihood that the Fund will lose money, due to more limited information about the issuer and/or the security; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets; the possibility of currency blockages or transfer restrictions; an emerging market country’s dependence on revenue from particular commodities or international aid; and expropriation, nationalization or other adverse political or economic developments.

financial services risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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financial services risk: the risk that an investment in issuers in the financial services sector or transactions with one or more counterparties in the financial services sector may be adversely affected by, among other things: (i) changes in governmental regulation, which may limit both the amounts and the types of loans and other financial commitments financial services companies can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain; (ii) fluctuations, including as a result of interest rate changes or increased competition, in the availability and cost of capital funds on which the profitability of financial services companies is largely dependent; (iii) deterioration of the credit markets; (iv) credit losses resulting from financial difficulties of borrowers, especially when financial services companies are exposed to non-diversified or concentrated loan portfolios; (v) financial losses associated with investment activities, especially when financial services companies are exposed to financial leverage; (vi) the risk that any financial services company experiences substantial declines in the valuations of its assets, takes action to raise capital, or ceases operations; (vii) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector; (viii) events leading to limited liquidity, defaults, non-performance or other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, leading to market-wide liquidity problems; and (ix) the interconnectedness or interdependence among financial services companies, including the risk that the financial distress or failure of one financial services company may materially and adversely affect a number of other financial services companies.

foreign currency risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	foreign currency risk: the risk that fluctuations in exchange rates may adversely affect the value of the Fund’s investments denominated in foreign currencies.

foreign investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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foreign investing risk: the risk that investments in foreign securities or in issuers with significant exposure to foreign markets, as compared to investments in U.S. securities or in issuers with predominantly domestic market exposure, may be more vulnerable to economic, political, and social instability and subject to less government supervision, less protective custody practices, lack of transparency, inadequate regulatory and accounting standards, delayed or infrequent settlement of transactions, and non-U.S. taxes. If the Fund buys securities denominated in a foreign currency, receives income in foreign currencies, or holds foreign currencies from time to time, the value of the Fund’s assets, as measured in U.S. dollars, can be affected unfavorably by changes in exchange rates relative to the U.S. dollar or other foreign currencies. Foreign markets are also subject to the risk that a foreign government could restrict foreign exchange transactions or otherwise implement unfavorable currency regulations. In addition, foreign securities may be subject to currency exchange rates or regulations, the imposition of economic sanctions, tariffs or other government restrictions, higher transaction and other costs, reduced liquidity, and delays in settlement.

high yield risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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high yield risk: the risk that debt instruments rated below investment grade or debt instruments that are unrated and of comparable or lesser quality are predominantly speculative. These instruments, commonly known as “junk bonds,” have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity, and their values can decline significantly over short periods of time.

inflation indexed bond risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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inflation-indexed bond risk: the risk that such bonds will change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by the Fund’s portfolio management team or investors generally. Inflation-indexed bonds are subject to debt securities risks.

investment company and exchange traded fund risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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investment company and exchange-traded fund risk: the risk that an investment company or other pooled investment vehicle, including any ETFs or money market funds, in which the Fund invests will not achieve its investment objective or execute its investment strategies effectively or that significant purchase or redemption activity by shareholders of such an investment company might negatively affect the value of its shares. The Fund must pay its pro rata portion of an investment company’s fees and expenses. To the extent the Adviser determines to invest Fund assets in other investment companies, the Adviser will have an incentive to invest in other DoubleLine funds over investment companies sponsored or managed by others and to maintain such investments once made due to its own financial interest in those products and other business considerations.

large transactions risk [Member]
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large transactions risk: the risk that certain account holders, including the Adviser or funds or accounts over which the Adviser (or related parties of the Adviser) has investment discretion, may from time to time own or control a significant percentage of the Fund’s shares. The Fund is subject to the risk that a redemption by those shareholders of all or a portion of their Fund shares, including as a result of an asset allocation decision made by the Adviser (or related parties of the Adviser), will adversely affect the Fund’s performance if it is forced to sell portfolio securities or invest cash when the Adviser would not otherwise choose to do so. In addition, a large number of shareholders collectively may purchase or sell Fund shares in large amounts rapidly or unexpectedly. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains to shareholders.

leveraging risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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leveraging risk: the risk that certain investments by the Fund involving leverage may have the effect of increasing the volatility of the value of the Fund’s portfolio, and the risk of loss in excess of invested capital.

liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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liquidity risk: the risk that the Fund may be unable to sell a portfolio investment at a desirable time or at the value the Fund has placed on the investment. Illiquidity may be the result of, for example, low trading volume, lack of a market maker, or contractual or legal restrictions that limit or prevent the Fund from selling securities or closing derivative positions. During periods of substantial market disruption, a large portion of the Fund’s assets could potentially experience significant levels of illiquidity. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Fund to determine a fair value of an illiquid investment than that of a more liquid comparable investment.

market risks [Member]
Prospectus [Line Items]
Risk [Text Block]
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market risk: the risk that markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may, in response to governmental actions or intervention or general market conditions, including real or perceived adverse political, economic or market conditions, tariffs and trade disruptions, armed conflicts and/or wars, inflation, recession, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. Market risk involves the risk that the value of the Fund’s investment portfolio will change, potentially frequently and in large amounts, as the prices of its investments go up or down. During periods of severe market stress, it is possible that the market for some or all of the Fund’s investments may become highly illiquid. Inflationary price movements may cause the fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. Please see “debt securities risks — interest rate risk” herein for more information.

operational and information security risks [Member]
Prospectus [Line Items]
Risk [Text Block]
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operational and information security risks: an investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The rapid development and increasingly widespread use of artificial intelligence in the financial services industry, including machine learning technology and generative artificial intelligence such as ChatGPT, could exacerbate these risks. The occurrence of any of these failures, errors or breaches could result in investment losses to the Fund, a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

restricted securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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restricted securities risk: the risk that the Fund may be prevented or limited by law or the terms of an agreement from selling a security (a “restricted security”). To the extent that the Fund is permitted to sell a restricted security, there can be no assurance that a trading market will exist at any particular time, and the Fund may be unable to dispose of the security promptly at reasonable prices or at all. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the values of restricted securities may have significant volatility.

securities or sector selection risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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securities or sector selection risk: the risk that the securities held by the Fund will underperform securities held in other funds investing in similar asset classes or comparable benchmarks because of the portfolio managers’ choice of securities or sectors for investment. To the extent the Fund allocates a higher percentage of its investment portfolio to a particular sector or related sectors, the Fund will be more susceptible to events or factors affecting companies in that sector or related sectors. For example, the values of securities of companies in the same or related sectors may be negatively affected by the common characteristics they share, the common business risks to which they are subject, common regulatory burdens, or regulatory changes that affect them similarly. Such characteristics, risks, burdens or changes include, but are not limited to, changes in governmental regulation, inflation or deflation, rising or falling interest rates, competition from new entrants, and other economic, market, political or other developments specific to that sector or related sectors.

sovereign debt obligations risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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sovereign debt obligations risk: the risk that investments in debt obligations of sovereign governments may lose value due to the government entity’s unwillingness or inability to repay principal and interest when due in accordance with the terms of the debt or otherwise in a timely manner. Sovereign governments may default on their debt obligations for a number of reasons, including social, political, economic and diplomatic changes in countries issuing sovereign debt. The Fund may have limited (or no) recourse in the event of a default because bankruptcy, moratorium and other similar laws applicable to issuers of sovereign debt obligations may be substantially different from those applicable to private issuers, and any recourse may be subject to the political climate in the relevant country. In addition, foreign governmental entities may enjoy various levels of sovereign immunity, and it may be difficult or impossible to bring a legal action against a foreign governmental entity or to enforce a judgment against such an entity. Holders of certain foreign government debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the foreign government debt securities in which the Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit, which may adversely affect the Fund’s holdings.

structured products and structured notes risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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structured products and structured notes risk: the risk that an investment in a structured product, which includes, among other things, collateralized debt obligations, mortgage-backed securities, other types of asset-backed securities and certain types of structured notes, may decline in value due to changes in the underlying instruments, indexes, interest rates or other factors on which the product is based (“reference measure”). Depending on the reference measure used and the use of multipliers or deflators (if any), changes in interest rates and movement of the reference measure may cause significant price and cash flow fluctuations. Application of a multiplier is comparable to the use of financial leverage, a speculative technique. Holders of structured products indirectly bear risks associated with the reference measure, are subject to counterparty risk and typically do not have direct rights against the reference measure. Structured products are generally privately offered and sold, and thus, are not registered under the securities laws and may be thinly traded or have a limited trading market and may have the effect of increasing the Fund’s illiquidity, reducing the Fund’s income and the value of the investment. At a particular point in time, the Fund may be unable to find qualified buyers for these securities. Investments in structured notes involve risks including interest rate risk, credit risk and market risk.

valuation risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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valuation risk: the risk that the Fund will not value its investments in a manner that reflects their market values or that the Fund will not be able to sell any investment at a price equal to the valuation ascribed to that investment for purposes of calculating the Fund’s net asset value (“NAV”). The valuation of the Fund’s investments involves subjective judgment. Certain securities in which the Fund may invest may be more difficult to value, especially during periods of market disruptions or extreme market volatility. Valuations that do not reflect the market value that will be realized upon the disposition of the Fund’s portfolio holdings could result in the Fund’s shareholder transactions being effected at an NAV that does not accurately reflect the underlying value of the Fund’s portfolio, resulting in the dilution of shareholder interests.

active management risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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active management risk: the risk that the Fund will fail to meet its investment objective and that the Fund’s investment performance will depend, at least in part, on how its assets are allocated and reallocated among asset classes, sectors, underlying funds and/or investments and that such allocation will focus on asset classes, sectors, underlying funds, and/or investments that perform poorly or underperform other asset classes, sectors, underlying funds, and/or available investments. Any given investment strategy may fail to produce the intended results, and the Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You can lose money by investing in the Fund.